TRANSFERS OF FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure of transfers of financial assets [abstract]
TRANSFERS OF FINANCIAL ASSETS

NOTE 33 - TRANSFERS OF FINANCIAL ASSETS

Grupo Aval and its Subsidiaries enters into transactions in its normal course of business by which it transfers financial assets to third parties. Depending on the circumstances, these transfers may either result in these financial assets being derecognized or continuing to be recognized in Grupo Aval´s financial statements.

Transferred financial assets not qualifying for full derecognition

i.	Sale and repurchase agreements

Sales and repurchase agreements are transactions in which Grupo Aval sells securities and simultaneously agrees to repurchase them (or assets that are substantially the same) at a fixed price on a future date. Grupo Aval continues to recognize the securities in their entirety in the statement of financial position because it retains substantially all of the risks and rewards of ownership. The cash consideration received is recognized as a financial asset and a financial liability is recognized for the obligation to pay the repurchase price. Because Grupo Aval and its Subsidiaries sells the contractual rights to the cash flows of the securities, it does not have the ability to use the transferred assets during the term of the arrangement. As of December 31, 2024, the financial assets held for trading that are being used as collateral under repurchase agreements amounted to Ps. 6,451,082 and as of December 31, 2023 Ps. 2,853,286 (see note 5.1.1 only pledged as collateral in money market operations and pledged as collateral to special entities such as CRCC, BR and BVC), the financial investments debt securities at amortized cost that are being used as collateral under repurchase agreements as of December 2024 amounted to Ps. 4,076,356 and as of December 31, 2023 Ps. 3,208,890 (see note 9.3.1) and the financial investments debt securities FVOCI that are being used as collateral under repurchase agreements as of December 2024 amounted to Ps. 10,190,595 and as of December 31, 2023 Ps. 10,786,312 (see note 5.1.2 only pledged as collateral in money market operations and pledged as collateral to special entities such as CRCC, BR and BVC).

ii.	Securities lending

As of December 31, 2024, and 2023 Grupo Aval has not recorded securities lending.

Transfer of financial assets that are derecognized in their entirety.

i.     Securitizations

As of December 31, 2024, and 2023 Grupo Aval has not recorded securitizations.